Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000798290
HSBC U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	hsbcf_SupplementTextBlock

HSBC FUNDS

Intermediary Shares and Intermediary Service Shares of the
HSBC U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 22, 2017
to the Prospectus dated February 28, 2017 (as supplemented from time to time)
(the “Prospectus”)

The Board of Trustees of HSBC Funds, at the recommendation of HSBC Global Asset Management (USA), Inc., recently approved an amendment to add the Intermediary and Intermediary Service Shares of the Funds to the current expense limitation agreement (the “Amendment”). The Amendment, in effect, will contractually reduce the total annual operating expenses of the Intermediary and Intermediary Service Shares of the Funds. As a result, effective immediately, the following changes are being made to the Prospectus:

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC U.S. Treasury Money Market Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class D	Class E
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A*	Class C*	Class D	Class E*
Management Fee	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.10%
Other Operating Expenses	0.18%	0.18%	0.18%	0.08%
Total Other Expenses	0.58%	0.43%	0.43%	0.18%
Total Annual Fund Operating Expenses**	0.68%	1.28%	0.53%	0.28%
Fee Waiver and/or Expense Reimbursement***	-	-	-	0.03%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	0.68%	1.28%	0.53%	0.25%

Shareholder Fees		Intermediary	Intermediary
(fees paid directly from your investment)	Class I	Class	Service Class	Class Y
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay		Intermediary	Intermediary
each year as a percentage of the value of your investment)	Class I	Class*	Service Class*	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.08%	0.18%	0.18%	0.18%
Total Other Expenses	0.08%	0.23%	0.28%	0.18%
Total Annual Fund Operating Expenses**	0.18%	0.33%	0.38%	0.28%
Fee Waiver and/or Expense Reimbursement***	-	0.15%	0.18%	-
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	0.18%	0.18%	0.20%	0.28%

*	During the Fund’s prior fiscal year, Class A Shares and Class C Shares were not operational, and Class E Shares, Intermediary Shares and Intermediary Service Shares were operational only for a portion of the period. Therefore, these amounts have been estimated.
**	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
***	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.18%, and 0.20% for Class E Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018 for Class E Shares and until March 1, 2019 for Intermediary Shares and Intermediary Service Shares. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees

The following replaces in its entirety the “HSBC U.S. Treasury Money Market Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Expense Limitation Agreement into account until its expiration on March 1, 2018 with respect to Class E Shares and March 1, 2019 with respect to Intermediary Shares and Intermediary Service Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$69	$218	$379	$847
Class C Shares	$230	$406	$702	$1,157
Class D Shares	$54	$170	$296	$665
Class E Shares	$26	$87	$154	$353
Class I Shares	$18	$58	$101	$230
Intermediary Shares	$18	$91	$170	$403
Intermediary Service Shares	$20	$104	$195	$463
Class Y Shares	$29	$90	$157	$356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$130	$406	$702	$1,157

The following replaces in its entirety the footnote to the table in the “The Investment Adviser” section of the Prospectus:

*	The Adviser has entered into a contractual expense limitation agreement with each Fund (“Expense Limitation Agreement”) under which it will limit the total expenses of each Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies) to an annual rate of 0.25%, 0.20%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Funds to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until March 1, 2018 for Class E Shares and Class I Shares and until March 1, 2019 for Intermediary Shares and Intermediary Service Shares. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Expense Limitation Agreement into account until its expiration on March 1, 2018 with respect to Class E Shares and March 1, 2019 with respect to Intermediary Shares and Intermediary Service Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
HSBC U.S. Treasury Money Market Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.18%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[1]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 847
HSBC U.S. Treasury Money Market Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.18%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[1]
1 Year	rr_ExpenseExampleYear01	$ 230
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,157
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	406
5 Years	rr_ExpenseExampleNoRedemptionYear05	702
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,157
HSBC U.S. Treasury Money Market Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	$ 665
HSBC U.S. Treasury Money Market Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	154
10 Years	rr_ExpenseExampleYear10	$ 353
HSBC U.S. Treasury Money Market Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	$ 230
HSBC U.S. Treasury Money Market Fund | Intermediary Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.18%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	91
5 Years	rr_ExpenseExampleYear05	170
10 Years	rr_ExpenseExampleYear10	$ 403
HSBC U.S. Treasury Money Market Fund | Intermediary Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.18%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	104
5 Years	rr_ExpenseExampleYear05	195
10 Years	rr_ExpenseExampleYear10	$ 463
HSBC U.S. Treasury Money Market Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	$ 29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	$ 356

[1]	During the Fund's prior fiscal year, Class A Shares and Class C Shares were not operational, and Class E Shares, Intermediary Shares and Intermediary Service Shares were operational only for a portion of the period. Therefore, these amounts have been estimated.
[2]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 0.25%, 0.18%, and 0.20% for Class E Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018 for Class E Shares and until March 1, 2019 for Intermediary Shares and Intermediary Service Shares. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees